Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 3,254	$ 2,531	$ 4,314	$ 4,619
Impairment loss